Income taxes (Tables)	12 Months Ended
Mar. 31, 2024
Income Tax [Abstract]
Components of income tax expense
The following table presents components of
Income tax expense
reported in the consolidated statements of income for the years ended March 31, 2022, 2023 and 2024. Foreign amounts represent income tax benefits or expense generated from Nomura operations outside of Japan.

	Millions of yen
	Year ended March 31
	2022	2023	2024
Current:
Domestic	¥69,661	¥35,107	¥74,117
Foreign	7,323	16,554	22,825

Subtotal	76,984	51,661	96,942

Deferred:
Domestic	1,561	14,356	2,566
Foreign	1,545	(8,219)	(2,878)

Subtotal	3,106	6,137	(312)

Total	¥80,090	¥57,798	¥96,630

Effective income tax rate reflected in consolidated statements of income
The following table presents a reconciliation of the effective income tax rate reflected in the consolidated statements of income to Nomura’s effective statutory tax rate for the years ended March 31, 2022, 2023 and 2024. The effective tax rate presented in the following table represents total income tax expense for the year as a percentage of
Income (loss) before income taxes
.

	Year ended March 31
	2022	2023	2024
Nomura’s effective statutory tax rate	31.0%	31.0%	31.0%
Impact of:
Changes in deferred tax valuation allowances (1)	18.0	11.3	3.9
Additional taxable income	1.0	0.7	0.2
Non-deductible expenses	5.1	7.8	6.0
Non-taxable income	(2.9)	(4.7)	(2.5)
Dividends from foreign subsidiaries	0.0	0.1	0.0
Tax effect of undistributed earnings of foreign subsidiaries	0.1	0.3	(0.2)
Different tax rate applicable to income (loss) of foreign subsidiaries	0.0	(0.9)	(0.2)
Effect of changes in foreign tax laws (1)	(14.4)	(1.9)	0.0
Tax benefit recognized on the outside basis differences for investment in subsidiaries and affiliates	0.0	(2.3)	(0.0)
Other	(2.6)	(2.7)	(2.9)

Effective tax rate	35.3%	38.7%	35.3%

(1)
The U.K. Finance Act 2021, enacted on June 10, 2021, increases the headline U.K. corporation tax rate from 19% to 25% on April 1, 2023. Deferred tax assets and liabilities as of the balance sheet date are calculated by reference to the most appropriate enacted rates as of March 31, 2022. As a result of the change in closing deferred tax rate, Nomura recognized a movement in
Effect of
changes in foreign tax laws
of ¥36 billion (which decreased Nomura’s effective tax rate by 16.0%), which was offset by a movement in
Changes in deferred tax valuation allowances
of ¥36 billion (which increased Nomura’s effective tax rate by 16.0% ) during the year ended March 31, 2022.

Details of deferred tax assets and liabilities
The following table presents the significant components of deferred tax assets and liabilities as of March 31, 2023 and 2024, before offsetting of amounts which relate to the same tax-paying
component within a particular tax jurisdiction.

	Millions of yen
	March 31
	2023	2024
Deferred tax assets
Depreciation, amortization and valuation of fixed assets	¥38,596	¥41,883
Investments in subsidiaries and affiliates	7,458	7,364
Valuation of financial instruments	123,841	136,834
Accrued pension and severance costs	17,308	11,837
Other accrued expenses and provisions	74,043	83,418
Operating losses	414,084	477,358
Lease liabilities	48,329	48,951
Other	19,645	20,811

Gross deferred tax assets	743,304	828,456
Less — Valuation allowances	(515,068)	(595,668)

Total deferred tax assets	228,236	232,788

Deferred tax liabilities
Investments in subsidiaries and affiliates	100,335	109,611
Valuation of financial instruments	118,314	111,175
Undistributed earnings of foreign subsidiaries	2,936	2,257
Valuation of fixed assets	22,540	22,945
Right-of-use assets	47,775	43,443
Other	7,524	4,404

Total deferred tax liabilities	299,424	293,835

Net deferred tax assets (liabilities)	¥(71,188)	¥(61,047)

Changes in valuation allowance for deferred tax assets
The following table presents changes in total valuation allowances recognized against deferred tax assets for the years ended March 31, 2022, 2023 and 2024.

	Millions of yen
	Year ended March 31
	2022		2023		2024
Balance at beginning of year	¥428,014		¥466,145		¥515,068
Net change during the year	38,131	(1)	48,923	(2)	80,600	(3)

Balance at end of year	¥466,145		¥515,068		¥595,668

(1)
Primarily includes an increase of ¥51,706 million of valuation allowances of certain foreign subsidiaries primarily due to an increase in operating loss carryforwards, and a reduction of ¥13,575 million of valuation allowances related to Japanese subsidiaries and the Company primarily due to a decrease of operating loss carryforwards. In total, ¥38,131 million of allowances increased.

(2)
Primarily includes an increase of ¥53,851 million of valuation allowances of certain foreign subsidiaries primarily due to an increase in operating loss carryforwards, and a reduction of ¥4,928 million of valuation allowances related to Japanese subsidiaries and the Company primarily due to a decrease of valuation allowances of Investments in subsidiaries and affiliates. In total, ¥48,923 million of allowances increased.

(3)
Primarily includes an increase of ¥83,838 million of valuation allowances of certain foreign subsidiaries primarily due to an increase in operating loss carryforwards, and a reduction of ¥3,238 million of valuation allowances related to Japanese subsidiaries and the Company primarily due to a utilization
of
loss carryforwards
. In total, ¥80,600 million of allowances increased.

Summarizes major tax jurisdictions subject to examination
The table below presents information regarding the earliest year in which Nomura remains subject to examination in the major tax jurisdictions in which Nomura operates as of March 31, 2024.

Jurisdiction	Fiscal year ended March 31,

Japan	2019	(1)
United Kingdom	2016	(2)
United States	2021

(1)	The earliest year in which Nomura remains subject to examination for transfer pricing issues is the fiscal year ended March 31, 2018.
(2)	The earliest year in which Nomura remains subject to examination for transfer pricing issues is the fiscal year ended March 31, 2016.